Other liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Transactions in transit	€ 803	€ 811	€ 994
Accrued expenses and deferred income	6,621	6,790	6,507
Other	5,664	4,990	3,569
Other liabilities	€ 13,088	€ 12,591	€ 11,070